UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
November 30, 2017
MFS®  Blended Research®
Emerging Markets
Equity Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.3%
Airlines – 1.5%
Copa Holdings S.A., “A”	523	$ 70,181
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	749	134,153
Malaysia Airports Holdings Berhad	58,200	117,411
		$ 321,745
Alcoholic Beverages – 1.7%
China Resources Enterprise Ltd.	106,000	$ 292,799
Thai Beverage PLC	119,800	85,831
		$ 378,630
Apparel Manufacturers – 1.2%
Arezzo Industria e Comercio S.A.	10,800	$ 152,459
Global Brands Group Holding Ltd. (a)	314,000	28,263
Pou Chen Corp.	67,000	80,682
		$ 261,404
Automotive – 3.7%
Geely Automobile Holdings Ltd.	57,000	$ 200,597
Great Wall Motor Co. Ltd.	90,500	106,158
Hyundai Motor Co. Ltd.	2,069	312,750
Kia Motors Corp.	6,189	191,371
		$ 810,876
Broadcasting – 0.3%
Sun TV Network Ltd.	4,770	$ 64,330
Business Services – 1.5%
Cognizant Technology Solutions Corp., “A”	1,941	$ 140,296
Hanwha Corp.	1,829	69,748
HCL Technologies Ltd.	9,609	126,510
		$ 336,554
Cable TV – 1.6%
Naspers Ltd.	1,301	$ 349,815
Computer Software - Systems – 1.3%
Hon Hai Precision Industry Co. Ltd.	84,300	$ 283,953
Conglomerates – 0.4%
CITIC Pacific Ltd.	63,000	$ 89,336
Construction – 1.0%
China National Building Material Co. Ltd., “H”	108,000	$ 100,293
China Resources Cement Holdings Ltd.	168,000	112,305
		$ 212,598
Consumer Products – 0.5%
Hindustan Unilever Ltd.	5,009	$ 98,848
Consumer Services – 1.7%
51job, Inc., ADR (a)	511	$ 29,382
Kroton Educacional S.A.	43,700	241,899
Localiza Rent a Car S.A.	17,505	107,112
		$ 378,393
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 12.1%
AU Optronics Corp.	115,000	$ 49,139
Innolux Display Corp.	220,000	96,771
MediaTek, Inc.	13,000	142,949
Nanya Techonology Corp.	51,000	133,332
Samsung Electronics Co. Ltd.	510	1,198,252
Taiwan Semiconductor Manufacturing Co. Ltd.	134,000	1,009,669
		$ 2,630,112
Energy - Independent – 2.4%
China Shenhua Energy Co. Ltd.	75,000	$ 185,551
CNOOC Ltd.	187,000	255,879
Jastrzebska Spolka Weglowa S.A. (a)	2,020	51,170
Oil & Natural Gas Corp. Ltd.	12,043	33,740
		$ 526,340
Energy - Integrated – 3.7%
China Petroleum & Chemical Corp.	446,000	$ 319,595
LUKOIL PJSC, ADR	6,311	350,576
OAO Gazprom, ADR	23,049	103,017
PetroChina Co. Ltd.	58,000	38,988
		$ 812,176
Engineering - Construction – 0.5%
China Communications Construction Co. Ltd.	72,000	$ 80,528
China Railway Group Ltd., “H”	46,000	34,502
		$ 115,030
Food & Beverages – 0.9%
AVI Ltd.	25,204	$ 184,762
Food & Drug Stores – 0.5%
E-Mart Co. Ltd.	438	$ 110,079
Forest & Paper Products – 0.5%
Fibria Celulose S.A.	8,000	$ 110,391
Furniture & Appliances – 0.4%
Coway Co. Ltd.	949	$ 83,629
Gaming & Lodging – 0.5%
Genting Berhad	50,400	$ 108,453
General Merchandise – 0.2%
S.A.C.I. Falabella	6,163	$ 51,624
Health Maintenance Organizations – 0.5%
Qualicorp S.A.	11,400	$ 106,810
Insurance – 3.6%
AIA Group Ltd.	15,200	$ 123,894
Cathay Financial Holding Co. Ltd.	88,000	152,548
Fubon Financial Holding Co. Ltd.	47,000	77,219
Liberty Holdings Ltd.	8,922	75,552
PICC Property & Casualty Co. Ltd.	58,000	110,391
Samsung Fire & Marine Insurance Co. Ltd.	1,001	239,155
		$ 778,759
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 11.0%
Alibaba Group Holding Ltd., ADR (a)	6,166	$ 1,091,875
Baidu, Inc., ADR (a)	192	45,807
NAVER Corp.	266	196,051
Tencent Holdings Ltd.	18,400	949,791
YY, Inc., ADR (a)	978	100,920
		$ 2,384,444
Machinery & Tools – 2.3%
Far Eastern New Century Corp.	105,000	$ 89,777
Hyundai Mipo Dockyard Co. Ltd. (a)	730	62,453
Lonking Holdings Ltd.	196,000	70,317
PT United Tractors Tbk	57,500	143,165
Sinotruk Hong Kong Ltd.	31,000	34,404
Weichai Power Co. Ltd., “H”	92,000	102,600
		$ 502,716
Major Banks – 5.7%
Bank of China Ltd.	343,000	$ 167,190
Bank of Communications Co. Ltd.	57,000	42,325
China Construction Bank	619,000	542,241
Industrial & Commercial Bank of China, “H”	628,000	492,479
		$ 1,244,235
Medical Equipment – 0.7%
Shandong Weigao Group Medical Polymer Co. Ltd., “H”	220,000	$ 151,089
Metals & Mining – 1.6%
POSCO	518	$ 158,762
Ternium S.A., ADR	3,499	99,931
Vedanta Ltd.	18,727	86,280
		$ 344,973
Network & Telecom – 0.3%
VTech Holdings Ltd.	4,200	$ 60,337
Other Banks & Diversified Financials – 11.9%
Agricultural Bank of China Ltd., “H”	166,000	$ 77,403
Bangkok Bank Public Co. Ltd.	37,100	244,229
Barclays Africa Group Ltd.	18,731	215,485
Chongqing Rural Commercial Bank Co. Ltd., “H”	50,000	35,648
Credicorp Ltd.	1,075	226,857
FirstRand Ltd.	52,503	215,716
Grupo Financiero Banorte S.A. de C.V.	24,590	144,227
Hana Financial Group, Inc.	3,532	154,003
HDFC Bank Ltd., ADR	1,480	143,708
Kasikornbank Co. Ltd.	27,800	193,730
Rural Electrification Corp. Ltd.	39,083	93,970
Sberbank of Russia, ADR	20,236	330,049
Shinhan Financial Group Co. Ltd.	5,112	228,640
Turkiye Garanti Bankasi A.S.	40,144	98,517
Turkiye Is Bankasi A.S., “C”	43,918	69,198
Turkiye Sinai Kalkinma Bankasi A.S.	103,148	35,560
Union National Bank	75,412	79,867
		$ 2,586,807
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.7%
Gedeon Richter PLC	2,283	$ 58,994
Sihuan Pharmaceutical Holdings Group Ltd.	252,000	89,419
		$ 148,413
Precious Metals & Minerals – 0.5%
Gold Fields Ltd., ADR	25,253	$ 106,820
Real Estate – 2.7%
Aldar Properties PJSC	137,445	$ 82,325
Atrium European Real Estate Ltd.	21,479	104,588
China Evergrande Group (a)	30,000	100,402
Concentradora Fibra Danhos S.A. de C.V., REIT	20,549	34,955
Country Garden Holdings Co. Ltd.	105,000	166,673
Longfor Properties	44,000	104,364
		$ 593,307
Specialty Chemicals – 3.3%
Formosa Plastics Corp.	86,000	$ 260,455
Kingboard Chemicals Holdings Ltd.	18,500	106,308
LG Chem Ltd.	247	94,760
PTT Global Chemical PLC	105,600	257,048
		$ 718,571
Specialty Stores – 0.9%
CJ Home Shopping	495	$ 102,383
Via Varejo S.A. (a)	14,700	98,121
		$ 200,504
Telecommunications - Wireless – 4.7%
Advanced Info Service PLC	53,300	$ 284,778
America Movil S.A.B. de C.V., “L”, ADR	15,714	268,709
Bharti Tele-Ventures Ltd.	9,516	73,267
China Mobile Ltd.	4,000	40,588
LG Uplus Corp.	3,486	44,673
Mobile TeleSystems PJSC, ADR	18,940	196,408
SK Telecom Co. Ltd.	470	114,425
		$ 1,022,848
Telephone Services – 0.5%
PT Telekomunikasi Indonesia	154,300	$ 47,663
PT XL Axiata Tbk (a)	234,100	53,307
		$ 100,970
Tobacco – 1.5%
ITC Ltd.	65,228	$ 259,020
PT Gudang Garam Tbk	10,400	58,922
		$ 317,942
Utilities - Electric Power – 2.4%
Light S.A. (a)	35,852	$ 176,333
NTPC Ltd.	76,278	214,295
Polska Grupa Energetyczna S.A. (a)	10,040	33,935
Tauron Polska Energia S.A. (a)	98,392	86,418
		$ 510,981
Utilities - Water – 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo	9,200	$ 91,903
Total Common Stocks		$20,291,507
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 2.7%
Electronics – 0.7%
Samsung Electronics Co. Ltd.	74	$ 143,896
Food & Drug Stores – 1.2%
Cia Brasileira de Distribuicao	12,600	$ 269,440
Other Banks & Diversified Financials – 0.8%
Banco Bradesco S.A.	17,970	$ 179,236
Total Preferred Stocks		$ 592,572
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.19% (v)	277,165	$ 277,137
Other Assets, Less Liabilities – 2.7%		590,846
Net Assets – 100.0%		$21,752,062
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $277,137 and $20,884,079, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,450,161	$5,017,986	$—	$6,468,147
South Korea	1,255,494	2,249,533	—	3,505,027
Taiwan	1,009,669	1,366,824	—	2,376,493
Brazil	1,533,705	—	—	1,533,705
India	887,208	306,761	—	1,193,969
South Africa	1,148,150	—	—	1,148,150
Thailand	244,228	821,388	—	1,065,616
Russia	980,051	—	—	980,051
Mexico	582,045	—	—	582,045
Other Countries	1,628,970	401,906	—	2,030,876
Mutual Funds	277,137	—	—	277,137
Total	$10,996,818	$10,164,398	$—	$21,161,216
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $8,707,106 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $82,325 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	253,555	2,218,946	(2,195,336)	277,165
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$10	$(10)	$—	$1,032	$277,137
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows:
China	30.5%
South Korea	16.5%
Taiwan	11.2%
Brazil	7.2%
India	5.6%
South Africa	5.4%
Thailand	5.0%
Russia	4.6%
Mexico	2.7%
Other Countries	11.3%
7

QUARTERLY REPORT
November 30, 2017
MFS®  Blended Research®  Global Equity Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace – 2.8%
Boeing Co.	167	$ 46,226
Northrop Grumman Corp.	219	67,320
United Technologies Corp.	575	69,834
		$ 183,380
Airlines – 1.8%
Aena S.A.	331	$ 65,853
Air Canada (a)	2,710	51,652
		$ 117,505
Apparel Manufacturers – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	334	$ 97,199
Automotive – 3.5%
Hyundai Motor Co. Ltd.	282	$ 42,627
Kia Motors Corp.	1,511	46,722
Magna International, Inc.	1,713	95,928
Toyota Motor Corp.	600	37,806
		$ 223,083
Biotechnology – 1.0%
Celgene Corp. (a)	664	$ 66,951
Brokerage & Asset Managers – 1.3%
Apollo Global Management LLC, “A”	2,758	$ 86,353
Business Services – 1.8%
DXC Technology Co.	933	$ 89,698
Travelport Worldwide Ltd.	1,838	24,611
		$ 114,309
Cable TV – 1.5%
Comcast Corp., “A”	2,501	$ 93,888
Chemicals – 0.4%
Mitsubishi Chemical Holdings Corp.	2,100	$ 22,875
Computer Software – 3.4%
Adobe Systems, Inc. (a)	590	$ 107,067
Check Point Software Technologies Ltd. (a)	512	53,397
Intuit, Inc.	378	59,429
		$ 219,893
Computer Software - Systems – 2.0%
Apple, Inc.	199	$ 34,198
Hitachi Ltd.	8,000	59,677
Hon Hai Precision Industry Co. Ltd., GDR	5,587	37,377
		$ 131,252
Construction – 1.6%
Owens Corning	1,147	$ 101,337
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
Essity AB (a)	2,376	$ 69,001
Reckitt Benckiser Group PLC	283	24,824
		$ 93,825
Consumer Services – 1.3%
Priceline Group, Inc. (a)	49	$ 85,246
Electrical Equipment – 0.7%
Schneider Electric S.A.	553	$ 47,529
Electronics – 4.3%
Applied Materials, Inc.	754	$ 39,789
LG Electronics, Inc.	291	24,183
Samsung Electronics Co. Ltd.	45	105,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,765	109,494
		$ 279,194
Energy - Independent – 2.5%
EOG Resources, Inc.	298	$ 30,492
Phillips 66	897	87,511
Valero Energy Corp.	487	41,697
		$ 159,700
Energy - Integrated – 2.6%
BP PLC	11,957	$ 79,091
Galp Energia SGPS S.A., “B”	2,937	55,425
LUKOIL PJSC, ADR	643	35,719
		$ 170,235
Engineering - Construction – 0.4%
Bouygues S.A.	457	$ 23,640
Food & Beverages – 2.3%
Bakkafrost P/f	960	$ 36,268
Marine Harvest	3,587	63,121
Tyson Foods, Inc., “A”	595	48,939
		$ 148,328
Food & Drug Stores – 0.7%
Wesfarmers Ltd.	1,259	$ 42,013
Forest & Paper Products – 0.4%
Svenska Cellulosa Aktiebolaget	2,376	$ 23,175
Gaming & Lodging – 1.0%
Royal Caribbean Cruises Ltd.	507	$ 62,807
Health Maintenance Organizations – 1.3%
Cigna Corp.	117	$ 24,773
WellCare Health Plans, Inc. (a)	282	60,063
		$ 84,836
Insurance – 4.6%
Athene Holding Ltd. (a)	1,208	$ 58,068
MetLife, Inc.	1,516	81,379
Prudential Financial, Inc.	706	81,783
Zurich Insurance Group AG	256	77,340
		$ 298,570
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 4.7%
Alphabet, Inc., “A” (a)	130	$ 134,702
Alphabet, Inc., “C” (a)	39	39,835
Facebook, Inc., “A” (a)	720	127,570
		$ 302,107
Leisure & Toys – 1.1%
Take-Two Interactive Software, Inc. (a)	629	$ 70,165
Machinery & Tools – 1.0%
Eaton Corp. PLC	263	$ 20,456
Glory Ltd.	1,300	46,363
		$ 66,819
Major Banks – 7.7%
Bank of China Ltd.	65,000	$ 31,683
BNP Paribas	1,292	97,773
China Construction Bank	39,000	34,164
JPMorgan Chase & Co.	493	51,528
Royal Bank of Canada	545	42,602
Sumitomo Mitsui Financial Group, Inc.	1,800	73,167
Toronto-Dominion Bank	1,539	87,367
UBS AG	4,499	77,701
		$ 495,985
Medical & Health Technology & Services – 2.8%
Express Scripts Holding Co. (a)	266	$ 17,338
HCA Healthcare, Inc. (a)	919	78,115
McKesson Corp.	598	88,348
		$ 183,801
Metals & Mining – 2.0%
POSCO	96	$ 29,423
Rio Tinto Ltd.	2,064	97,739
		$ 127,162
Natural Gas - Distribution – 0.6%
ENGIE	2,022	$ 35,390
Natural Gas - Pipeline – 0.8%
Williams Partners LP	1,400	$ 51,380
Network & Telecom – 1.4%
Cisco Systems, Inc.	2,348	$ 87,580
Other Banks & Diversified Financials – 3.2%
Banco Bradesco S.A., ADR	4,055	$ 39,699
Credicorp Ltd.	155	32,710
DBS Group Holdings Ltd.	2,100	38,226
Discover Financial Services	999	70,529
Shinhan Financial Group Co. Ltd.	632	28,267
		$ 209,431
Pharmaceuticals – 6.0%
Allergan PLC	146	$ 25,379
Bayer AG	746	95,141
Bristol-Myers Squibb Co.	717	45,307
Eli Lilly & Co.	1,146	96,997
Merck & Co., Inc.	1,184	65,440
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Shionogi & Co. Ltd.	1,100	$ 61,400
		$ 389,664
Printing & Publishing – 1.0%
Toppan Printing Co. Ltd.	2,000	$ 18,718
Transcontinental, Inc., “A”	2,272	48,957
		$ 67,675
Railroad & Shipping – 0.5%
Canadian National Railway Co.	423	$ 32,986
Real Estate – 2.9%
CK Asset Holdings Ltd.	10,000	$ 84,667
Medical Properties Trust, Inc., REIT	1,619	22,164
Mid-America Apartment Communities, Inc., REIT	215	22,025
Realogy Holdings Corp.	1,111	31,008
Washington Prime Group, Inc., REIT	4,089	29,073
		$ 188,937
Restaurants – 1.7%
Greggs PLC	3,251	$ 58,387
U.S. Foods Holding Corp. (a)	1,848	53,814
		$ 112,201
Specialty Chemicals – 2.6%
Akzo Nobel N.V.	550	$ 49,556
Covestro AG	409	42,596
LG Chem Ltd.	66	25,320
Univar, Inc. (a)	1,738	51,202
		$ 168,674
Specialty Stores – 1.7%
Best Buy Co., Inc.	1,258	$ 74,990
Ross Stores, Inc.	477	36,266
		$ 111,256
Telecommunications - Wireless – 1.7%
KDDI Corp.	1,000	$ 28,706
SoftBank Corp.	700	59,478
Vodafone Group PLC	7,961	24,149
		$ 112,333
Telephone Services – 1.3%
China Unicom (Hong Kong) Ltd. (a)	12,000	$ 17,464
Nippon Television Holdings, Inc.	1,300	68,172
		$ 85,636
Tobacco – 3.3%
Altria Group, Inc.	1,326	$ 89,943
Japan Tobacco, Inc.	1,300	43,077
Philip Morris International, Inc.	774	79,528
		$ 212,548
Utilities - Electric Power – 2.9%
CLP Holdings Ltd.	2,500	$ 25,496
Energias de Portugal S.A.	6,281	22,017
Exelon Corp.	2,223	92,721
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
SSE PLC	2,650	$ 49,063
		$ 189,297
Total Common Stocks		$6,278,150
Preferred Stocks – 1.9%
Food & Drug Stores – 0.3%
Cia Brasileira de Distribuicao	1,000	$ 21,384
Other Banks & Diversified Financials – 1.2%
Itau Unibanco Holding S.A.	6,050	$ 76,275
Telephone Services – 0.4%
Telecom Italia S.p.A.	36,082	$ 24,437
Total Preferred Stocks		$ 122,096
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.19% (v)	63,179	$ 63,172
Other Assets, Less Liabilities – 0.0%		203
Net Assets – 100.0%		$6,463,621
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $63,172 and $6,400,246, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,202,862	$—	$—	$3,202,862
Japan	—	519,438	—	519,438
Canada	359,491	—	—	359,491
United Kingdom	333,254	—	—	333,254
South Korea	114,670	187,601	—	302,271
France	301,532	—	—	301,532
Switzerland	155,041	—	—	155,041
Taiwan	146,871	—	—	146,871
Germany	137,737	—	—	137,737
Other Countries	693,532	248,217	—	941,749
Mutual Funds	63,172	—	—	63,172
Total	$5,508,162	$955,256	$—	$6,463,418
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $917,450 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	107,563	341,285	(385,669)	63,179
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1)	$(8)	$—	$371	$63,172
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows:
United States	50.5%
Japan	8.0%
Canada	5.6%
United Kingdom	5.2%
South Korea	4.7%
France	4.7%
Switzerland	2.4%
Taiwan	2.3%
Germany	2.1%
Other Countries	14.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
7

QUARTERLY REPORT
November 30, 2017
MFS®  Blended Research®
International
Equity Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.2%
Airlines – 2.0%
Aena S.A.	16,955	$ 3,373,201
Air Canada (a)	132,428	2,524,051
		$ 5,897,252
Alcoholic Beverages – 1.2%
China Resources Enterprise Ltd.	1,334,000	$ 3,684,846
Apparel Manufacturers – 2.2%
Compagnie Financiere Richemont S.A.	12,715	$ 1,094,750
LVMH Moet Hennessy Louis Vuitton SE	18,753	5,457,423
		$ 6,552,173
Automotive – 5.0%
Hyundai Motor Co. Ltd.	22,591	$ 3,414,858
Kia Motors Corp.	75,474	2,333,747
Magna International, Inc.	71,117	3,982,552
PSA Peugeot Citroen S.A.	106,957	2,211,933
Toyota Motor Corp.	48,800	3,074,895
		$ 15,017,985
Broadcasting – 0.8%
WPP PLC	137,632	$ 2,432,766
Business Services – 1.1%
Experian Group Ltd.	35,236	$ 732,906
Itochu Corp.	56,600	984,053
Marubeni Corp.	243,300	1,620,706
		$ 3,337,665
Chemicals – 1.3%
Mitsubishi Chemical Holdings Corp.	358,900	$ 3,909,378
Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	24,826	$ 2,589,104
Computer Software - Systems – 4.6%
Amadeus IT Holding S.A.	36,500	$ 2,631,409
Fujitsu Ltd.	355,000	2,657,969
Hitachi Ltd.	606,000	4,520,508
Hon Hai Precision Industry Co. Ltd., GDR	472,526	3,161,199
NICE Systems Ltd., ADR	10,111	884,814
		$ 13,855,899
Conglomerates – 0.5%
First Pacific Co. Ltd.	2,218,000	$ 1,655,826
Construction – 0.8%
Bellway PLC	30,882	$ 1,445,899
Persimmon PLC	26,148	898,209
		$ 2,344,108
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Essity AB (a)	98,750	$ 2,867,790
Kao Corp.	22,400	1,487,384
Reckitt Benckiser Group PLC	32,359	2,838,424
		$ 7,193,598
Consumer Services – 0.5%
Kroton Educacional S.A.	265,100	$ 1,467,446
Electrical Equipment – 2.9%
Legrand S.A.	58,123	$ 4,355,627
Schneider Electric S.A.	41,583	3,573,972
Vesuvius PLC	116,500	883,094
		$ 8,812,693
Electronics – 3.4%
Samsung Electronics Co. Ltd.	2,036	$ 4,783,610
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	135,802	5,377,759
		$ 10,161,369
Energy - Independent – 1.0%
CNOOC Ltd.	2,288,000	$ 3,130,747
Energy - Integrated – 4.9%
BP PLC	784,432	$ 5,188,696
China Petroleum & Chemical Corp.	2,744,000	1,966,295
Eni S.p.A.	158,972	2,613,078
Galp Energia SGPS S.A., “B”	181,967	3,433,973
LUKOIL PJSC, ADR	25,309	1,416,038
		$ 14,618,080
Engineering - Construction – 1.7%
Bouygues S.A.	44,939	$ 2,324,615
Hochtief AG	15,590	2,739,792
		$ 5,064,407
Food & Beverages – 2.8%
AVI Ltd.	271,108	$ 1,987,401
Bakkafrost P/f	83,849	3,167,726
Nestle S.A.	11,285	966,466
S Foods, Inc.	51,400	2,212,035
		$ 8,333,628
Food & Drug Stores – 0.9%
Seven & I Holdings Co. Ltd.	35,400	$ 1,452,902
Wesfarmers Ltd.	35,150	1,172,951
		$ 2,625,853
Forest & Paper Products – 0.4%
Fibria Celulose S.A.	85,600	$ 1,181,186
Insurance – 4.8%
AMP Ltd.	287,846	$ 1,119,268
AXA	45,011	1,358,109
Legal & General Group PLC	532,690	1,924,936
MS+AD Insurance Group	63,200	2,061,719
QBE Insurance Group Ltd.	247,675	2,007,431
Tokio Marine Holding, Inc.	40,500	1,794,462
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	13,636	$ 4,119,562
		$ 14,385,487
Internet – 2.1%
Alibaba Group Holding Ltd., ADR (a)	32,541	$ 5,762,360
Tencent Holdings Ltd.	12,600	650,401
		$ 6,412,761
Machinery & Tools – 1.8%
Atlas Copco AB, “A”	88,353	$ 3,795,476
Glory Ltd.	49,100	1,751,090
		$ 5,546,566
Major Banks – 11.2%
Banco do Brasil S.A.	208,600	$ 1,907,284
Bank of China Ltd.	3,329,000	1,622,670
BNP Paribas	63,211	4,783,559
China Construction Bank	3,900,000	3,416,384
Industrial & Commercial Bank of China, “H”	4,893,000	3,837,103
Mitsubishi UFJ Financial Group, Inc.	266,800	1,891,310
National Australia Bank Ltd.	183,208	4,131,399
Sumitomo Mitsui Financial Group, Inc.	31,500	1,280,418
Toronto-Dominion Bank	52,632	2,996,866
UBS AG	247,844	4,280,426
Westpac Banking Corp.	152,183	3,654,823
		$ 33,802,242
Medical Equipment – 1.1%
Nihon Kohden Corp.	83,800	$ 1,927,810
Nipro Corp.	103,900	1,507,083
		$ 3,434,893
Metals & Mining – 3.6%
Glencore PLC	391,099	$ 1,796,220
JFE Holdings, Inc.	60,700	1,435,278
POSCO	4,057	1,243,429
Rio Tinto Ltd.	93,154	4,411,242
Ternium S.A., ADR	64,712	1,848,175
		$ 10,734,344
Natural Gas - Distribution – 1.2%
ENGIE	141,035	$ 2,468,482
Tokyo Gas Co. Ltd.	42,900	1,006,643
		$ 3,475,125
Other Banks & Diversified Financials – 4.9%
Barclays Africa Group Ltd.	143,510	$ 1,650,967
DBS Group Holdings Ltd.	37,900	689,891
Intesa Sanpaolo S.p.A.	985,494	3,310,160
ORIX Corp.	129,200	2,228,947
Rural Electrification Corp. Ltd.	301,309	724,458
Sberbank of Russia, ADR	193,389	3,154,174
Shinhan Financial Group Co. Ltd.	47,086	2,105,971
Turkiye Garanti Bankasi A.S.	386,898	949,485
		$ 14,814,053
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.2%
Bayer AG	38,079	$ 4,856,414
Merck KGaA	23,941	2,548,376
Novartis AG	53,700	4,596,229
Roche Holding AG	20,027	5,052,809
Sanofi	19,142	1,745,236
		$ 18,799,064
Printing & Publishing – 1.5%
Thomson Reuters Corp.	18,943	$ 834,818
Toppan Printing Co. Ltd.	101,000	945,279
Transcontinental, Inc., “A”	133,389	2,874,251
		$ 4,654,348
Railroad & Shipping – 0.9%
Canadian National Railway Co.	33,710	$ 2,628,706
Real Estate – 2.3%
CK Asset Holdings Ltd.	467,500	$ 3,958,192
Sun Hung Kai Properties Ltd.	73,000	1,198,286
TAG Immobilien AG	71,755	1,313,977
Wheelock & Co. Ltd.	81,000	557,671
		$ 7,028,126
Restaurants – 0.9%
Greggs PLC	150,273	$ 2,698,885
Specialty Chemicals – 1.8%
Covestro AG	15,269	$ 1,590,218
PTT Global Chemical PLC	1,563,200	3,805,095
		$ 5,395,313
Specialty Stores – 1.4%
Alimentation Couche-Tard, Inc., “B”	28,716	$ 1,464,346
JD.com, Inc., ADR (a)	18,257	683,724
K's Holdings Corp.	76,800	1,981,714
		$ 4,129,784
Telecommunications - Wireless – 1.5%
LG Uplus Corp.	81,301	$ 1,041,874
Vodafone Group PLC	1,106,643	3,356,929
		$ 4,398,803
Telephone Services – 2.6%
Com Hem Holding AB	114,256	$ 1,708,868
Nippon Television Holdings, Inc.	65,100	3,413,846
PT XL Axiata Tbk (a)	2,757,600	627,932
Telefonica S.A.	216,019	2,212,488
		$ 7,963,134
Tobacco – 1.0%
Japan Tobacco, Inc.	91,400	$ 3,028,650
Utilities - Electric Power – 2.1%
Enel S.p.A.	363,429	$ 2,359,676
Energias de Portugal S.A.	181,738	637,044
SSE PLC	172,362	3,191,172
		$ 6,187,892
Total Common Stocks		$283,384,185
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 1.7%
Food & Drug Stores – 0.7%
Cia Brasileira de Distribuicao	100,400	$ 2,146,971
Other Banks & Diversified Financials – 0.6%
Itau Unibanco Holding S.A.	136,540	$ 1,721,427
Telephone Services – 0.4%
Telecom Italia S.p.A.	1,915,010	$ 1,296,944
Total Preferred Stocks		$ 5,165,342
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.19% (v)	4,213,493	$ 4,213,072
Other Assets, Less Liabilities – 2.7%		8,134,809
Net Assets – 100.0%		$300,897,408
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,213,072 and $288,549,527, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$48,174,079	$—	$48,174,079
United Kingdom	31,799,378	—	—	31,799,378
France	28,278,958	—	—	28,278,958
China	6,446,085	18,308,446	—	24,754,531
Switzerland	20,110,243	—	—	20,110,243
Canada	17,305,589	—	—	17,305,589
South Korea	5,748,605	9,174,883	—	14,923,488
Germany	13,048,777	—	—	13,048,777
Australia	—	12,085,872	—	12,085,872
Other Countries	65,479,192	12,589,420	—	78,068,612
Mutual Funds	4,213,072	—	—	4,213,072
Total	$192,429,899	$100,332,700	$—	$292,762,599
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $83,990,418 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,552,926	94,938,679	(92,278,112)	4,213,493
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(17)	$(377)	$—	$15,116	$4,213,072
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows:
Japan	16.4%
United Kingdom	10.8%
France	9.6%
China	8.4%
Switzerland	6.8%
Canada	5.9%
South Korea	5.1%
Germany	4.4%
Australia	4.1%
Other Countries	28.5%
7

QUARTERLY REPORT
November 30, 2017
MFS®  Global New Discovery Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 2.9%
Curtiss-Wright Corp.	1,772	$ 220,082
Leidos Holdings, Inc.	4,875	309,904
LISI Group	3,961	183,374
MTU Aero Engines Holding AG	1,517	272,737
Singapore Technologies Engineering Ltd.	82,300	199,832
		$ 1,185,929
Alcoholic Beverages – 0.5%
Thai Beverage PLC	277,700	$ 198,958
Apparel Manufacturers – 0.7%
Burberry Group PLC	5,193	$ 120,515
Hanesbrands, Inc.	8,201	171,319
		$ 291,834
Automotive – 6.4%
CoPart, Inc. (a)	7,085	$ 305,789
Hella KGaA Hueck & Co.	3,924	240,906
Kar Auction Services, Inc.	7,096	357,426
Koito Manufacturing Co. Ltd.	7,100	492,385
LKQ Corp. (a)	6,670	262,931
Stanley Electric Co. Ltd.	10,300	412,946
Thai Stanley Electric PLC	12,600	86,032
USS Co. Ltd.	13,900	294,186
WABCO Holdings, Inc. (a)	1,241	185,467
		$ 2,638,068
Broadcasting – 0.5%
Nippon BS Broadcasting Corp.	18,100	$ 205,534
Brokerage & Asset Managers – 1.2%
NASDAQ, Inc.	3,819	$ 302,312
Rathbone Brothers PLC	5,090	177,118
		$ 479,430
Business Services – 12.6%
Ahlsell AB	46,118	$ 279,596
Asiakastieto Group Oyj	9,181	257,893
Auto Trader Group PLC	24,522	111,529
Brenntag AG	1,706	106,199
Bunzl PLC	18,197	520,494
Cerved Information Solutions S.p.A.	22,944	284,014
Cielo S.A.	11,580	81,010
CoStar Group, Inc. (a)	531	161,939
Diploma PLC	7,267	112,333
Elior Participations SCA	9,522	209,161
Elis S.A.	6,697	174,727
Fiserv, Inc. (a)	1,979	260,140
FleetCor Technologies, Inc. (a)	2,038	370,651
Global Payments, Inc.	5,197	522,610
GMexico Transportes S.A.B. de C.V (a)	51,400	85,946
Plastic Omnium SA	3,893	168,572
Total System Services, Inc.	3,007	223,600
Travelport Worldwide Ltd.	13,278	177,792
WNS (Holdings) Ltd., ADR (a)	5,121	210,627
Yext, Inc. (a)(l)	17,104	244,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Zendesk, Inc. (a)	12,190	$ 409,706
ZPG PLC	54,275	237,014
		$ 5,210,311
Computer Software – 3.3%
Cadence Design Systems, Inc. (a)	7,166	$ 314,659
OBIC Business Consultants Co. Ltd.	5,400	273,219
OBIC Co. Ltd.	7,500	521,201
RingCentral, Inc. (a)	5,240	247,066
		$ 1,356,145
Computer Software - Systems – 4.9%
Amadeus IT Holding S.A.	5,577	$ 402,065
Interxion Holding N.V. (a)	3,836	221,452
Linx S.A.	13,000	82,604
NICE Systems Ltd., ADR	5,253	459,690
Servelec Group PLC	40,177	177,677
SS&C Technologies Holdings, Inc.	11,634	480,368
Vantiv, Inc., “A” (a)	2,565	192,375
		$ 2,016,231
Conglomerates – 0.4%
DCC PLC	1,583	$ 153,178
Construction – 2.7%
GMS, Inc. (a)	11,354	$ 423,618
Siteone Landscape Supply, Inc. (a)	3,398	254,103
Somfy SA	1,489	151,530
Techtronic Industries Co. Ltd.	28,000	162,194
Volution Group PLC	43,837	127,463
		$ 1,118,908
Consumer Products – 0.6%
Dabur India Ltd.	25,784	$ 137,677
Mitsubishi Pencil Co. Ltd.	5,900	128,522
		$ 266,199
Consumer Services – 3.5%
51job, Inc., ADR (a)	4,562	$ 262,315
Asante, Inc.	15,800	274,426
Bright Horizons Family Solutions, Inc. (a)	4,650	413,618
China Maple Leaf Educational Systems	260,000	277,315
Heian Ceremony Service Co.	24,900	210,732
		$ 1,438,406
Containers – 3.7%
Berry Global Group, Inc. (a)	6,436	$ 384,680
Fuji Seal International, Inc.	16,900	576,994
Gerresheimer AG	2,662	212,476
Mayr-Melnhof Karton AG	1,442	206,905
RPC Group PLC	11,384	142,256
		$ 1,523,311
Electrical Equipment – 3.5%
AMETEK, Inc.	4,678	$ 340,044
IMI PLC	4,836	82,145
Littlefuse, Inc.	1,732	351,423
Sensata Technologies Holding B.V. (a)	8,102	404,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	3,844	$ 251,974
		$ 1,430,281
Electronics – 1.0%
Analog Devices, Inc.	2,350	$ 202,359
Inphi Corp. (a)	5,650	232,045
		$ 434,404
Entertainment – 1.0%
Live Nation, Inc. (a)	8,011	$ 363,539
Merlin Entertainment	13,908	66,190
		$ 429,729
Food & Beverages – 6.2%
Bakkafrost P/f	10,780	$ 407,257
Blue Buffalo Pet Products, Inc. (a)	10,132	311,154
Cranswick PLC	6,182	269,126
Greencore Group PLC	103,172	293,152
Grupo Lala S.A.B. de C.V.	58,465	88,693
M. Dias Branco S.A. Industria e Comercio de Alimentos	10,700	152,976
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	3,000	876
S Foods, Inc.	7,100	305,553
Snyders-Lance, Inc.	9,384	362,973
Total Produce PLC	122,666	369,388
		$ 2,561,148
Food & Drug Stores – 1.4%
Booker Group PLC	147,664	$ 437,345
Clicks Group Ltd.	10,960	138,560
		$ 575,905
Forest & Paper Products – 0.6%
Fibria Celulose S.A.	17,600	$ 242,861
Furniture & Appliances – 0.6%
SEB S.A.	1,433	$ 264,031
Gaming & Lodging – 1.4%
Dalata Hotel Group PLC (a)	45,377	$ 314,338
Paddy Power Betfair PLC	2,499	281,356
		$ 595,694
General Merchandise – 1.9%
B&M European Value Retail S.A.	31,402	$ 162,186
Dollar Tree, Inc. (a)	1,920	197,299
Dollarama, Inc.	1,928	235,682
Seria Co. Ltd.	3,000	189,982
		$ 785,149
Insurance – 0.5%
Sony Financial Holdings, Inc.	11,300	$ 191,628
Internet – 2.5%
GrubHub, Inc. (a)	4,239	$ 286,387
LogMeIn, Inc.	2,979	354,501
Rightmove PLC	7,500	408,864
		$ 1,049,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.4%
Thule Group AB	6,882	$ 151,436
Machinery & Tools – 3.4%
Daikin Industries Ltd.	2,000	$ 231,062
Nissei ASB Machine Co. Ltd.	8,800	515,783
Ritchie Bros. Auctioneers, Inc.	8,167	216,425
Shima Seiki MFG Ltd.	3,600	232,336
Spirax Sarco Engineering PLC	2,506	195,383
		$ 1,390,989
Medical & Health Technology & Services – 3.2%
Capital Senior Living Corp. (a)	12,014	$ 195,348
Healthcare Services Group, Inc.	4,033	209,434
ICON PLC (a)	2,639	308,261
INC Research Holdings, Inc., “A” (a)	8,233	315,324
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	352,514	297,070
		$ 1,325,437
Medical Equipment – 5.4%
ConvaTec Group PLC	75,942	$ 199,246
DexCom, Inc. (a)	4,482	261,883
Fisher & Paykel Healthcare Corp. Ltd.	11,444	102,127
Fukuda Denshi Co. Ltd.	5,800	418,991
Nakanishi, Inc.	2,700	129,854
NxStage Medical, Inc. (a)	5,635	144,763
PerkinElmer, Inc.	4,262	314,024
Sonova Holding AG	537	85,538
Steris PLC	4,287	385,658
Techno Medica Co. Ltd.	9,600	171,974
		$ 2,214,058
Natural Gas - Pipeline – 0.3%
EQT Midstream Partners LP	2,018	$ 138,475
Oil Services – 0.7%
Aker Solutions ASA (a)	31,025	$ 153,756
U.S. Silica Holdings, Inc.	3,573	118,516
		$ 272,272
Other Banks & Diversified Financials – 1.2%
AEON Thana Sinsap Public Co. Ltd.	59,100	$ 190,003
Bank of the Ozarks, Inc.	3,892	187,672
First Republic Bank	1,339	127,928
		$ 505,603
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	121,674	$ 144,166
Pollution Control – 0.6%
Clean Harbors, Inc. (a)	4,396	$ 236,769
Railroad & Shipping – 0.7%
DP World Ltd.	8,088	$ 194,516
StealthGas, Inc. (a)	20,983	83,303
		$ 277,819

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 4.9%
Big Yellow Group PLC, REIT	18,146	$ 204,546
Concentradora Fibra Danhos S.A. de C.V., REIT	102,995	175,203
Fibra Uno Administracion S.A.	93,998	146,885
Hibernia PLC, REIT	97,078	165,232
LEG Immobilien AG	1,850	196,657
Medical Properties Trust, Inc., REIT	10,024	137,229
OUTFRONT Media, Inc., REIT	6,582	154,414
PLA Administratora Industrial, S.A. de R.L. de C.V.	104,912	171,709
STAG Industrial, Inc., REIT	10,700	302,810
Store Capital Corp., REIT	14,081	363,571
		$ 2,018,256
Restaurants – 3.5%
Aramark	5,821	$ 247,975
Dave & Buster's, Inc. (a)	3,608	191,332
Domino’s Pizza Group PLC	27,943	122,969
Performance Food Group Co. (a)	13,034	386,458
Sodexo	822	107,378
U.S. Foods Holding Corp. (a)	13,627	396,818
		$ 1,452,930
Special Products & Services – 0.4%
Boyd Group Income Fund, IEU	2,375	$ 181,731
Specialty Chemicals – 4.7%
Axalta Coating Systems Ltd. (a)	5,684	$ 179,955
Borregaard ASA	27,613	248,102
Croda International PLC	6,419	370,942
Ferro Corp. (a)	9,854	249,799
IMCD Group NV	2,300	142,190
RPM International, Inc.	3,783	200,386
Symrise AG	4,082	346,952
Univar, Inc. (a)	6,316	186,069
		$ 1,924,395
Specialty Stores – 2.6%
Dufry AG (a)	1,315	$ 189,280
Just Eat PLC (a)	16,680	180,126
Lululemon Athletica, Inc. (a)	3,230	216,281
Michaels Co., Inc. (a)	9,373	202,457
Tractor Supply Co.	2,502	170,736
XXL ASA	9,953	100,194
		$ 1,059,074
Telephone Services – 0.3%
TDC A.S.	20,432	$ 124,361
Trucking – 1.0%
Yamato Holdings Co. Ltd.	21,100	$ 429,161
Total Common Stocks		$40,489,956
Preferred Stocks – 0.2%
Specialty Chemicals – 0.2%
Fuchs Petrolub SE	1,858	$ 97,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.19% (v)	265,112	$ 265,085
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04% (j)	21,620	$ 21,620
Other Assets, Less Liabilities – 0.9%		382,972
Net Assets – 100.0%		$41,257,270
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $265,085 and $40,609,213, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,385,652	$—	$—	$17,385,652
Japan	205,534	6,000,935	—	6,206,469
United Kingdom	4,871,795	—	—	4,871,795
Germany	1,473,565	—	—	1,473,565
France	1,258,772	—	—	1,258,772
Ireland	1,130,314	—	—	1,130,314
Norway	909,309	—	—	909,309
Mexico	812,603	—	—	812,603
Canada	633,838	—	—	633,838
Other Countries	4,687,938	1,217,338	—	5,905,276
Mutual Funds	286,705	—	—	286,705
Total	$33,656,025	$7,218,273	$—	$40,874,298
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $6,313,246 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	260,547	2,822,704	(2,818,139)	265,112
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(62)	$(6)	$—	$2,377	$265,085
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows:
United States	43.7%
Japan	15.1%
United Kingdom	11.8%
Germany	3.6%
France	3.1%
Ireland	2.7%
Norway	2.2%
Mexico	2.0%
Canada	1.5%
Other Countries	14.3%

QUARTERLY REPORT
November 30, 2017
MFS®  Mid Cap Growth Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace – 3.1%
Curtiss-Wright Corp.	88,799	$ 11,028,836
Harris Corp.	264,323	38,194,673
Leidos Holdings, Inc.	396,324	25,194,317
TransDigm Group, Inc.	19,832	5,628,123
		$ 80,045,949
Alcoholic Beverages – 1.5%
Constellation Brands, Inc., “A”	176,885	$ 38,488,407
Automotive – 3.3%
CoPart, Inc. (a)	868,288	$ 37,475,310
LKQ Corp. (a)	171,557	6,762,777
WABCO Holdings, Inc. (a)	271,130	40,520,378
		$ 84,758,465
Biotechnology – 0.9%
Biomarin Pharmaceutical, Inc. (a)	265,115	$ 22,746,867
Broadcasting – 1.5%
Netflix, Inc. (a)	202,500	$ 37,984,950
Brokerage & Asset Managers – 2.4%
Apollo Global Management LLC, “A”	548,840	$ 17,184,180
NASDAQ, Inc.	574,342	45,464,913
		$ 62,649,093
Business Services – 8.8%
CoStar Group, Inc. (a)	43,903	$ 13,389,098
Equifax, Inc.	152,377	17,389,263
Fidelity National Information Services, Inc.	324,049	30,567,542
Fiserv, Inc. (a)	298,696	39,263,589
FleetCor Technologies, Inc. (a)	129,573	23,565,442
Global Payments, Inc.	485,388	48,810,617
TransUnion (a)	116,378	6,461,307
Tyler Technologies, Inc. (a)	79,130	14,474,460
Verisk Analytics, Inc., “A” (a)	323,158	31,158,894
		$ 225,080,212
Cable TV – 0.1%
Altice USA, Inc. (a)	141,903	$ 2,532,969
Chemicals – 0.7%
Ingevity Corp. (a)	241,283	$ 19,203,714
Computer Software – 4.5%
Autodesk, Inc. (a)	354,805	$ 38,922,109
Cadence Design Systems, Inc. (a)	1,154,857	50,709,771
PTC, Inc. (a)	411,633	26,212,789
		$ 115,844,669
Computer Software - Systems – 5.9%
Guidewire Software, Inc. (a)	215,390	$ 16,022,862
NICE Systems Ltd., ADR	201,071	17,595,723
Presidio, Inc. (a)	387,265	5,979,372
ServiceNow, Inc. (a)	180,371	22,185,633
Square, Inc., “A” (a)	266,627	10,457,111
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
SS&C Technologies Holdings, Inc.	1,013,260	$ 41,837,505
Vantiv, Inc., “A” (a)	499,453	37,458,975
		$ 151,537,181
Construction – 5.9%
Armstrong World Industries, Inc. (a)	139,887	$ 8,386,226
Lennox International, Inc.	144,202	30,244,927
Pool Corp.	221,211	27,792,950
Siteone Landscape Supply, Inc. (a)	629,151	47,047,912
Vulcan Materials Co.	292,526	36,755,892
		$ 150,227,907
Consumer Products – 1.0%
Newell Brands, Inc.	287,763	$ 8,912,020
Scotts Miracle-Gro Co.	181,910	17,990,899
		$ 26,902,919
Consumer Services – 2.8%
Bright Horizons Family Solutions, Inc. (a)	794,042	$ 70,630,036
Containers – 1.2%
CCL Industries, Inc.	406,190	$ 18,824,245
Crown Holdings, Inc. (a)	185,332	11,069,881
		$ 29,894,126
Electrical Equipment – 6.4%
AMETEK, Inc.	778,113	$ 56,561,034
Amphenol Corp., “A”	551,845	49,991,638
Littlefuse, Inc.	123,162	24,989,570
Mettler-Toledo International, Inc. (a)	53,505	33,665,881
		$ 165,208,123
Electronics – 5.2%
Inphi Corp. (a)	121,811	$ 5,002,778
Mercury Systems, Inc. (a)	13,013	679,148
Monolithic Power Systems, Inc.	320,968	37,986,563
NVIDIA Corp.	269,986	54,188,890
Silicon Laboratories, Inc. (a)	383,768	34,961,265
		$ 132,818,644
Energy - Independent – 0.7%
Energen Corp. (a)	192,872	$ 10,889,553
Parsley Energy, Inc., “A” (a)	240,368	6,456,285
		$ 17,345,838
Entertainment – 1.3%
Six Flags Entertainment Corp.	503,186	$ 32,918,428
Food & Beverages – 2.5%
Blue Buffalo Pet Products, Inc. (a)	761,501	$ 23,385,696
Chr. Hansen Holding A.S.	231,267	20,988,633
Monster Worldwide, Inc. (a)	309,738	19,411,280
		$ 63,785,609
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.7%
MGM Mirage	865,732	$ 29,538,776
Paddy Power Betfair PLC	96,765	10,894,510
Vail Resorts, Inc.	126,071	28,386,146
		$ 68,819,432
General Merchandise – 1.7%
Dollar Tree, Inc. (a)	215,381	$ 22,132,551
Five Below, Inc. (a)	333,686	20,621,795
		$ 42,754,346
Insurance – 1.5%
Aon PLC	279,041	$ 39,127,129
Internet – 1.6%
LogMeIn, Inc.	306,227	$ 36,441,013
Wix.com Ltd. (a)	97,169	5,334,578
		$ 41,775,591
Leisure & Toys – 3.5%
Electronic Arts, Inc. (a)	391,633	$ 41,650,170
Take-Two Interactive Software, Inc. (a)	422,664	47,148,169
		$ 88,798,339
Machinery & Tools – 4.1%
Colfax Corp. (a)	376,234	$ 14,018,479
Gardner Denver Holdings, Inc. (a)	381,352	12,359,618
Roper Technologies, Inc.	177,217	47,354,154
SPX FLOW, Inc. (a)	167,336	7,491,633
Xylem, Inc.	333,896	23,152,349
		$ 104,376,233
Medical & Health Technology & Services – 3.0%
Healthcare Services Group, Inc.	488,008	$ 25,342,256
Henry Schein, Inc. (a)	430,323	30,746,578
ICON PLC (a)	172,278	20,123,793
		$ 76,212,627
Medical Equipment – 7.7%
Align Technology, Inc. (a)	109,423	$ 28,546,272
Cooper Cos., Inc.	118,842	28,662,313
DexCom, Inc. (a)	148,753	8,691,638
Edwards Lifesciences Corp. (a)	148,013	17,347,124
Integra LifeSciences Holdings Corp. (a)	127,625	6,205,127
PerkinElmer, Inc.	813,719	59,954,816
QIAGEN N.V.	495,563	15,808,460
Steris PLC	365,299	32,862,298
		$ 198,078,048
Other Banks & Diversified Financials – 1.1%
First Republic Bank	307,992	$ 29,425,556
Pollution Control – 0.6%
Clean Harbors, Inc. (a)	279,496	$ 15,053,655
Printing & Publishing – 0.6%
IHS Markit Ltd. (a)	336,961	$ 15,035,200
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.4%
Kansas City Southern Co.	320,612	$ 35,953,430
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	227,594	$ 19,427,424
Restaurants – 1.7%
Aramark	630,370	$ 26,853,762
Domino's Pizza, Inc.	42,902	7,986,636
Dunkin Brands Group, Inc.	153,881	9,186,696
		$ 44,027,094
Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (a)	589,144	$ 18,652,299
Univar, Inc. (a)	584,559	17,221,108
		$ 35,873,407
Specialty Stores – 1.7%
Lululemon Athletica, Inc. (a)	139,784	$ 9,359,937
O'Reilly Automotive, Inc. (a)	36,565	8,637,019
Ross Stores, Inc.	222,251	16,897,743
Tractor Supply Co.	135,218	9,227,276
		$ 44,121,975
Telecommunications - Wireless – 2.2%
SBA Communications Corp., REIT (a)	325,219	$ 55,205,925
Total Common Stocks		$2,484,669,517
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 1.19% (v)	75,600,610	$ 75,593,050
Other Assets, Less Liabilities – 0.0%		477,269
Net Assets – 100.0%		$2,560,739,836
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $75,593,050 and $2,484,669,517, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,484,669,517	$—	$—	$2,484,669,517
Mutual Funds	75,593,050	—	—	75,593,050
Total	$2,560,262,567	$—	$—	$2,560,262,567
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,180,902	158,601,404	(127,181,696)	75,600,610
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(650)	$(7,091)	$—	$185,390	$75,593,050
6

QUARTERLY REPORT

November 30, 2017

MFS® U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 94.0%
Fannie Mae, 0.995%, due 12/01/2017	$10,100,000	$10,100,000
Fannie Mae, 1.04%, due 12/06/2017	12,000,000	11,998,292
Fannie Mae, 0.995%, due 12/11/2017	4,872,000	4,870,674
Fannie Mae, 1.137%, due 1/04/2018	16,990,000	16,972,028
Fannie Mae, 1.067%, due 1/08/2018	3,137,000	3,133,523
Fannie Mae, 1.117%, due 1/08/2018	4,000,000	3,995,356
Fannie Mae, 1.127%, due 1/09/2018	5,500,000	5,493,386
Fannie Mae, 1.083%, due 1/10/2018	2,300,000	2,297,278
Fannie Mae, 1.301%, due 2/21/2018	900,000	897,378
Federal Farm Credit Bank, 1.015%, due 12/04/2017	12,000,000	11,999,000
Federal Farm Credit Bank, 1.025%, due 12/05/2017	4,000,000	3,999,551
Federal Farm Credit Bank, 1.037%, due 12/07/2017	2,200,000	2,199,626
Federal Farm Credit Bank, 1.086%, due 12/19/2017	12,500,000	12,493,313
Federal Farm Credit Bank, 1.158%, due 1/05/2018	7,000,000	6,992,242
Federal Farm Credit Bank, 1.219%, due 1/11/2018	5,000,000	4,993,167
Federal Farm Credit Bank, 1.219%, due 1/12/2018	1,400,000	1,398,040
Federal Farm Credit Bank, 1.229%, due 1/23/2018	3,500,000	3,493,765
Federal Farm Credit Bank, 1.21%, due 1/30/2018	12,000,000	11,976,200
Federal Home Loan Bank, 1.025%, due 12/05/2017	10,000,000	9,998,878
Federal Home Loan Bank, 1.066%, due 12/20/2017	4,000,000	3,997,783
Federal Home Loan Bank, 1.087%, due 1/02/2018	10,000,000	9,990,489
Federal Home Loan Bank, 1.148%, due 1/09/2018	1,200,000	1,198,531
Federal Home Loan Bank, 1.198%, due 1/09/2018	6,200,000	6,192,074
Federal Home Loan Bank, 1.26%, due 1/19/2018	6,600,000	6,588,861
Federal Home Loan Bank, 1.25%, due 1/24/2018	12,000,000	11,977,860
Federal Home Loan Bank, 1.25%, due 1/25/2018	7,957,000	7,942,047
Freddie Mac, 1.098%, due 1/16/2018	12,000,000	11,983,440
Freddie Mac, 1.209%, due 1/18/2018	8,500,000	8,486,513
Freddie Mac, 1.159%, due 1/26/2018	19,000,000	18,966,307
Freddie Mac, 1.159%, due 1/26/2018	8,500,000	8,484,927
Freddie Mac, 1.119%, due 2/07/2018	6,000,000	5,987,533
Freddie Mac, 1.124%, due 2/07/2018	7,300,000	7,284,763
U.S. Treasury Bill, 1.137%, due 1/04/2018	6,200,000	6,193,442
U.S. Treasury Bill, 1.083%, due 1/11/2018	14,000,000	13,983,019
U.S. Treasury Bill, 1.194%, due 1/25/2018	11,000,000	10,980,253
U.S. Treasury Bill, 1.142%, due 2/15/2018	7,750,000	7,731,676
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$277,271,215

Repurchase Agreements - 6.5%
Goldman Sachs Repurchase Agreement, 1.03%, dated 11/30/2017, due 12/01/2017, total to be received $19,268,551 (secured by U.S. Treasury and Federal Agency obligations valued at $19,653,364 in a jointly traded account)	$19,268,000	$19,268,000

Other Assets, Less Liabilities - (0.5)%		(1,388,409)
Net Assets - 100.0%		$295,150,806

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

11/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$296,539,215	$—	$296,539,215

For further information regarding security characteristics, see the Portfolio of Investments.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2018

*	Print name and title of each signing officer under his or her signature.